Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Equity Fund (“Equity Fund”) and TETON Westwood Balanced Fund

(“Balanced Fund”)

Supplement dated April 4, 2013, to the Trust’s Prospectuses,

dated January 28, 2013.

Effective April 1, 2013, Matthew R. Lockridge and Varun V. Singh, PhD, CFA, have been added as Portfolio Managers of the Equity Fund and the Balanced Fund, and Jay K. Singhania, CFA, and Todd L. Williams, CFA, have been removed as Portfolio Managers of the Equity Fund and the Balanced Fund. The Equity Fund and the Balanced Fund will continue to be co-managed by Mark R. Freeman, CFA, Scott D. Lawson, CFA, and Lisa Dong, CFA.

To reflect the changes, please note the following:

The sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Equity Fund” section of the Prospectus is replaced in its entirety with the following:

Mr. Mark R. Freeman, CFA, Executive Vice President and Chief Investment Officer of the Sub-Adviser, has managed the Fund since 2012. Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst, has managed the Fund since 2012. Ms. Lisa Dong, CFA, Senior Vice President and Product Director, has managed the Fund since 2012. Mr. Matthew R. Lockridge, Vice President and Research Analyst, has managed the Fund since 2013. Mr. Varun V. Singh, PhD, CFA, Vice President and Research Analyst, has managed the Fund since 2013.

The sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Balanced Fund” section of the Prospectus is replaced in its entirety with the following:

Mr. Mark R. Freeman, CFA, Executive Vice President and Chief Investment Officer of the Sub-Adviser, has managed the Fund since 2012. Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst, has managed the Fund since 2012. Ms. Lisa Dong, CFA, Senior Vice President and Product Director, has managed the Fund since 2012. Mr. Matthew R. Lockridge, Vice President and Research Analyst, has managed the Fund since 2013. Mr. Varun V. Singh, PhD, CFA, Vice President and Research Analyst, has managed the Fund since 2013.

The first paragraph of the section “Management of the Funds—The Portfolio Managers” of the Prospectus, is replaced in its entirety with the following:

The Portfolio Managers. The members of the Equity & Balanced Fund portfolio management team include Mark R. Freeman, CFA, Scott D. Lawson, CFA, Lisa Dong, CFA, Matthew R. Lockridge, and Varun V. Singh, PhD, CFA.

The following is added after the sixth paragraph of the section “Management of the Funds—The Portfolio Managers”:

Mr. Matthew R. Lockridge, has served as Vice President for the Sub-Adviser since 2010. Mr. Lockridge has served on the portfolio team for the Equity Fund and Balanced Fund since 2013. He has served as a Portfolio Manager of the Equity Fund and Balanced Fund since 2013. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

Mr. Varun V. Singh, PhD, CFA, has served as Vice President for the Sub-Adviser since 2012. Mr. Singh has served on the portfolio team for the Equity Fund and Balanced Fund since 2013. He has served as a Portfolio Manager of the Equity Fund and Balanced Fund since 2013. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

In addition, all references to Jay K. Singhania and Todd L. Williams contained in the Prospectuses are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE